Inventory - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Inventory [Line Items]
Cost of inventories recognised as an expense during period	$ 2,156,737	$ 142,161	$ 4,647,469	$ 344,704	$ 822,792	$ 0
Reversal of inventory write-downs					0	0
Raw Materials [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period	148,522	0			53,764	0
Finished Goods [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period	$ 571,947	$ 0			$ 4,360	$ 0